Contents of Significant Accounts - Summary of Balances of Contract Assets and Contract Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Jan. 01, 2024 TWD ($)
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ 705,398		$ 625,713	$ 739,528
Contract liabilities, current	2,580,789	$ 82,269	2,200,561	3,250,712
Contract liabilities, non-current	1,787,375	$ 56,977	459,620	430,640
Contract liabilities	4,368,164		2,660,181	3,681,352
Sales of Goods and Services [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	1,107,419		1,043,680	1,132,477
Contract liabilities	4,368,164		2,660,181	3,681,352
Loss allowance [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ (402,021)		$ (417,967)	$ (392,949)